Short-term Debt Statement - USD ($) $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short term borrowing limit			$ 40.0
Short-term Debt [Line Items]
Line of Credit Facility, Increase (Decrease), Net	$ 55.0		$ 55.0
Debt Instrument, Term		6 months		6 months
Short-term Debt, Refinanced, Amount				$ 20.0
Credit Facility [Domain]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage				5.90%	0.00%
Short-term Debt, Maximum Amount Outstanding During Period				$ 15.0	$ 0.0
Credit Facility [Domain] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage				3.50%